Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 311,883,463	$ 407,256,837	$ 351,485,602
Mainland PRC
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	39,053,864	23,652,778
Mainland PRC | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,766,176	13,639,079
Mainland PRC | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	33,287,688	10,013,699
HK
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	112,291,577	105,648,830
HK | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	10,122	8,896
HK | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	112,226,871	105,481,683
HK | HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	54,584	158,251
AE
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	138,026,962	243,896,370
AE | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,572,231
AE | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	128,818,035	237,038,304
AE | United Arab Emirates Dirham [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	5,636,696	6,858,066
US
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	20,110,736	465,475
US | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	20,110,736	465,475
SG
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,400,324	13,593,384
SG | RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	690,269
SG | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,616,771	13,359,499
SG | SGD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 93,284	233,885
GB
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		20,000,000
GB | USD [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		$ 20,000,000